Note 5 - Income Taxes	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Income Tax Disclosure [Text Block]
5.	Income taxes

There is
no
provision for income taxes because the Company and its subsidiaries were in a cumulative loss position for the three
months ended
March
31,
2016
and
2017.

The Company recorded a full valuation allowance against deferred tax assets for all periods presented.
No
material unrecognized tax benefits and related interest and penalties were recorded in any of the periods presented.